STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	Dec. 31, 2012
CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY [Abstract]
Interest on note receivable	$ 1,250